Note 16 - Income Taxes - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Current income taxes	$ 12,328	$ 17,468
Deferred income taxes	2,717	(1,985)
Income taxes	$ 15,045	$ 15,483